INCOME TAXES - Schedule of Unrecognized Tax Benefits Roll Forward (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Opening balance	$ 5,669	$ 1,811	$ 2,030
Increases (decrease) related to previous and current year tax positions	(2,331)	3,858	(219)
Closing balance	$ 3,338	$ 5,669	$ 1,811